ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [Member]
Product Information [Line Items]
Customer A - Sales of manufactured products	16.30%	17.90%	20.60%